Depreciation, Amortization, and Impairment - Additional Information (Detail)	6 Months Ended
Jun. 30, 2020
Chile [member]
Disclosure of geographical areas [line items]
Projection of loan deposit	7.30%
Annual average ratio of demand deposits and term deposit balances	3.70%
Colombia [member]
Disclosure of geographical areas [line items]
Annual average ratio of demand deposits and term deposit balances	4.00%